INVESTMENTS - Disclosure of changes in investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures
Investments	R$ 420,877	R$ 566,384
Equity	(18,227)	(4,351)	R$ (10,710)
Total for all joint ventures
Disclosure of joint ventures
Investments	420,877	566,384	438,870
Equity	(18,227)	(4,351)
Capital contribution – cash and cash equivalents (Vivo Ventures)	14,923	13,687
Investments by the subsidiary Vivo Ventures	94,358	93,633
Other comprehensive income	787	24,545
Investments in subsidiaries, joint ventures and associates reported in financial statements	0
Gain (loss) on the remeasurement of equity interest	6,153
Controlling interest in acquiree recognised	(372,251)
Gains (losses) on disposals of investments	128,750
Total for all joint ventures | Joint control
Disclosure of joint ventures
Investments	179,516	430,577	396,675
Equity	(18,227)	(4,351)
Capital contribution – cash and cash equivalents (Vivo Ventures)	14,923	13,687
Other comprehensive income	813	24,566
Investments in subsidiaries, joint ventures and associates reported in financial statements	(11,222)
Gain (loss) on the remeasurement of equity interest	6,153
Controlling interest in acquiree recognised	(372,251)
Gains (losses) on disposals of investments	128,750
Total for all joint ventures | Business combination
Disclosure of joint ventures
Investments	631,169	0
Controlling interest in acquiree recognised	631,169
Total for all joint ventures | Other investments
Disclosure of joint ventures
Investments	230,139	135,807	R$ 42,195
Investments by the subsidiary Vivo Ventures	94,358	93,633
Other comprehensive income	R$ (26)	R$ (21)